Discontinued Operations - Schedule of Discontinued Operations in the Consolidated Statements of Cash Flows (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2022 CAD ($)
Schedule Of Discontinued Operations In The Consolidated Statements Of Cash Flows Abstract
Cash flows related to operating activities	$ 390,571	$ 654,540	$ 1,169,278	$ (5,420,025)	$ (2,978,135)
Cash flows related to investing activities				10,000	(81,227)
Cash flows related to financing activities
Cash flows (used in) provided by discontinued operations	$ 390,571	$ 654,540	$ 1,169,278	$ (5,410,025)	$ (3,059,362)